CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flow from operating activities:
Net (loss) income	$ (89,452)	$ 107,312
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of plant and equipment	39,240	39,743
Change in operating assets and liabilities:
Accounts receivable	120,574	(160,401)
Deposits and prepayments and other receivables	3,509	0
Accrued expenses and other payables	9,241	(7,346)
Tax payable	0	10,733
Net cash provided by (used in) operating activities	83,112	(9,959)
Cash flow from financing activities:
Repayment to a related party	(59,941)	(9,674)
Net cash used in financing activities	(59,941)	(9,674)
Effect on exchange rate change on cash and cash equivalents	(4,417)	(10,814)
Net change in cash and cash equivalents	18,754	(30,447)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	290	40,447
CASH AND CASH EQUIVALENTS, END OF PERIOD	19,044	10,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0
Cash paid for interest	$ 0	$ 0